Schedule of Basic and Diluted Net Loss Per Share Attributable to Shareholders (Details) - USD ($)	3 Months Ended					6 Months Ended				9 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2026		Jun. 30, 2025		Sep. 24, 2024	Dec. 31, 2025	Dec. 31, 2024
Net loss per share:
Net loss	$ (638,726)	$ (2,008,476)	$ (660,583)	$ (538,770)	$ (862,791)	$ (2,647,202)		$ (1,199,353)		$ (654,640)	$ (6,278,191)	$ (1,517,431)
Weighted average number of common shares outstanding - Basic	8,994,253		13,336,471		13,089,592	11,705,727	[1]	13,276,331	[1]		13,565,096
Weighted-average common shares outstanding - diluted	8,994,253		13,336,471		13,089,592	11,705,727	[1]	13,276,331	[1]		13,565,096
Basic net loss per common share	$ (0.10)		$ (0.05)		$ (0.07)	$ (0.41)		$ (0.09)			$ (0.46)
Diluted net loss per common share	$ (0.10)		$ (0.05)		$ (0.07)	$ (0.41)		$ (0.09)			$ (0.46)
Accretion to redeemable preferred equity	$ 217,753					$ 2,062,360
Dividends on Series A preferred stock	78,540					88,508
Net Loss attributable to common stockholders	(935,019)		(660,583)			(4,798,070)		(1,199,353)
Add back dividends on Series A preferred stock
Net loss attributable to common stockholders	$ (935,019)		$ (660,583)			$ (4,798,070)		$ (1,199,353)

[1]	Due to the anti-dilutive effect, the computation of basic and diluted EPS did not include the shares underlying the exercise of warrants, options, RSUs and Series A preferred stock as the Company had a net loss for the three and six months ended June 30, 2026 and 2025.